JOINT VENTURES - Share of profit or loss of joint ventures and affiliates (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	$ 2,477,193	$ 1,012,486	$ (2,136,801)
Trigall Genetics S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	171,502	(2,647)	(606,491)
Semya S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates		(22,895)	(55,872)
Synertech Industrias S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	2,294,332	1,034,818	$ (1,474,438)
Indrasa Biotecnologia S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	$ 11,359	$ 3,210